Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Schedule of statement of discontinued operations
	Year ended December 31
	2018	2017	2016
	NIS in thousands
Revenues
Revenues from hotel operations and management	-	130,142	135,839
Revenues from sale of commercial centers	9,872	782,829	126,018

Total revenues	9,872	912,971	261,857

Gains and others
Rental income from commercial centers	-	31,997	66,417

Total revenues and gains	9,872	944,968	328,274

Expenses and losses:

Cost of commercial centers	25,172	805,523	159,806
Cost of hotel operations and management	185	105,678	115,367
General and administrative expenses	578	207	254
Financial expenses	32,600	62,033	86,975
Write down of trading properties (see Note 4b)	107,009	92,398	196,333
Other losses(income), net	4,419	9,651	(41,542)

	(169,963)	(1,075,590)	(517,193)

Loss from discontinued operations before income taxes	(160,091)	(130,622)	(188,919)

Income tax (income) expenses	(4,286)	4,164	2,906

Loss from discontinued operations	(155,805)	(134,786)	(191,825)

Gain from sale of hotels	2,512	(55,835)	-
Gain losing control over PC and EPI	99,670	-	-
Release of capital reserve as a result of the sale of hotels and losing control over PC and EPI	(596,454)	213,848	-

Total loss from discontinued operations	(650,077)	(292,799)	(191,825)

Basic and diluted earnings per share	(60.90)	(25.32)	(8.83)

Reclassification of comparative information:

	Year ended December 31, 2017
	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands
Revenues
Revenues from sale of commercial centers	782,829	(782,829)	-

Total revenues	782,829	(782,829)	-

Gains and other
Rental income from commercial centers	31,997	(31,997)	-

Total gains	31,997	(31,997)	-

Total revenues and gains	814,826	(814,826)	-

Expenses and losses
Cost of commercial centers	805,623	(805,623)	-
General and administrative expenses	14,930	(207)	14,723
Share in losses of associates, net	20,202	-	20,202
Financial expenses	112,296	(41,932)	70,364
Financial income	(1,811)	-	(1,811)
Write-down, charges and other expenses, net	101,120	(102,716)	(1,596)

	1,052,360	(950,478)	101,882

Loss before income taxes	(237,534)	135,652	(101,882)

Income taxes expenses (tax benefits)	11,244	(4,244)	7,000

Loss from continuing operations	(248,778)	139,896	(108,882)
Profit from discontinued operations, net	(152,903)	(139,896)	(292,799)

Loss for the year	(401,681)	-	(401,681)

Attributable to:
Equity holders of the Company	(338,034)	-	(338,034)
Non-controlling interest	(63,647)	-	(63,647)

	(401,681)	-	(401,681)
Loss from continuing operations
Equity holders of the Company	(185,132)	79,801	(105,331)
Non-controlling interest	(63,647)	60,096	(3,551)

	(248,779)	139,897	(108,882)
Profit from discontinued operation, net
Equity holders of the Company	(152,902)	(79,801)	(232,703)
Non-controlling interest	-	(60,096)	(60,096)

	(152,902)	(139,897)	(292,799)

Reclassification of comparative information:

	Year ended December 31, 2016
	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands
Revenues
Revenues from sale of commercial centers	126,019	(126,019)	-

Total revenues	126,019	(126,019)	-

Gains and other
Rental income from commercial centers	66,417	(66,417)	-

Total gains	66,417	(66,417)	-

Total revenues and gains	192,436	(192,436)	-

Expenses and losses
Cost of commercial centers	159,806	(159,806)	-
General and administrative expenses	10,257	(254)	10,003
Share in losses of associates, net	54,313	-	54,313
Financial expenses	124,354	(68,994)	53,360
Financial income	1,056	(1,056)	-
Change in fair value of financial instruments measured at fair value through profit and loss	(2,707)	2,707	-
Write-down, charges and other expenses, net	162,318	(161,751)	567

	509,397	(389,154)	120,243

Loss before income taxes	(316,961)	196,718	(120,243)

Income taxes expenses (tax benefits)	3,020	(3,020)	-

Loss from continuing operations	(319,981)	199,738	(120,243)
Profit from discontinued operations, net	7,913	(199,738)	(191,825)

Loss for the year	(312,068)	-	(312,068)

Attributable to:
Equity holders of the Company	(194,830)	-	(194,830)
Non-controlling interest	(117,238)	-	(117,238)

	(312,068)	-	(312,068)
Loss from continuing operations
Equity holders of the Company	(202,724)	89,080	(113,643)
Non-controlling interest	(117,257)	110,658	(6,599)

	(319,981)	199,738	(120,242)
Profit from discontinued operation, net
Equity holders of the Company	7,893	(89,080)	(81,188)
Non-controlling interest	20	(110,658)	(110,638)

	7,913	(199,738)	(191,826)

Statement of cash flows:

	Year ended December 31
	2018	2017	2016
	NIS in thousands

Operating activities	8,103	384,897	(69,969)
Other investment activities	(10,749)	326,419	78,156
Other financing activities	(196,027)	(441,541)	(25,869)

Net cash provided by (used in) discontinued operations	(198,673)	269,775	17,682